Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
20. Subsequent events
On March 18, 2024, the Board of Directors of the Company unanimously approved a cash dividend of US$ 0.237 (RMB1.71) per ADS, and is expected to be distributed on or around May 7, 2024 to shareholders of record as of the close of business on April 16, 2024.